Long-Term Debt	12 Months Ended
Dec. 31, 2019
Debt Disclosure [Abstract]
Long-Term Debt
Long-Term Debt

As at	Maturity date	December 31, 2019	December 31, 2018
Credit facilities
$1,400 million unsecured extendible revolving facility (a)	15-May-2023	$89.6	$964.7
US$300 million unsecured extendible revolving facility (b)	15-May-2022	—	287.8
Acquisition credit facility (c)	6-Jan-2020	—	113.2
US$1,200 million unsecured revolving credit facility (d)	28-Dec-2021	—	1,637.0
US$300 million unsecured term facility	27-Feb-2021	389.6	—
US$150 million unsecured extendible revolving facility	20-Dec-2023	163.5	—
Commercial paper (e)	Various	367.4	—
AltaGas Ltd. medium-term notes (MTNs)
$200 million Senior unsecured - 4.55 percent	17-Jan-2019	—	200.0
$200 million Senior unsecured - 4.07 percent	1-Jun-2020	200.0	200.0
$350 million Senior unsecured - 3.72 percent	28-Sep-2021	350.0	350.0
$500 million Senior unsecured - 2.61 percent	16-Dec-2022	500.0	—
$300 million Senior unsecured - 3.57 percent	12-Jun-2023	300.0	300.0
$200 million Senior unsecured - 4.40 percent	15-Mar-2024	200.0	200.0
$300 million Senior unsecured - 3.84 percent	15-Jan-2025	300.0	299.9
$350 million Senior unsecured - 4.12 percent	7-Apr-2026	349.9	349.8
$200 million Senior unsecured - 3.98 percent	4-Oct-2027	199.9	199.9
$100 million Senior unsecured - 5.16 percent	13-Jan-2044	100.0	100.0
$300 million Senior unsecured - 4.50 percent	15-Aug-2044	299.8	299.8
$250 million Senior unsecured - 4.99 percent	4-Oct-2047	250.0	250.0
WGL and Washington Gas MTNs
US$450 million Senior unsecured - 2.25 to 4.76 percent (f)	Nov 2019	—	682.1
US$250 million Senior unsecured - 2.44 percent (g)	12-Mar-2020	324.7	341.1
US$20 million Senior unsecured - 6.65 percent	20-Mar-2023	26.0	27.3
US$40.5 million Senior unsecured - 5.44 percent	11-Aug-2025	52.6	55.3
US$53 million Senior unsecured - 6.62 to 6.82 percent	Oct - 2026	68.8	72.3
US$72 million Senior unsecured - 6.40 to 6.57 percent	Feb - Sep 2027	93.5	98.2
US$52 million Senior unsecured - 6.57 to 6.85 percent	Jan - Mar 2028	67.5	70.9
US$8.5 million Senior unsecured - 7.50 percent	1-Apr-2030	11.0	11.6
US$50 million Senior unsecured - 5.70 to 5.78 percent	Jan - Mar 2036	64.9	68.2
US$75 million Senior unsecured - 5.21 percent	3-Dec-2040	97.4	102.3
US$75 million Senior unsecured - 5.00 percent	15-Dec-2043	97.4	102.3
US$300 million Senior unsecured - 4.22 to 4.60 percent	Sep - Dec 2044	389.6	409.3
US$450 million Senior unsecured - 3.80 percent	15-Sep-2046	584.5	613.9
US$300 million Senior unsecured - 3.65 percent	16-Sep-2049	389.6	—
SEMCO long-term debt
US$300 million SEMCO Senior Secured - 5.15 percent (h)	21-Apr-2020	389.6	409.3
US$82 million SEMCO Senior Secured - 4.48 percent (i)	2-Mar-2032	76.1	86.3
Fair value adjustment on WGL Acquisition (note 3)		84.3	89.0
Finance lease liabilities (note 10)		9.9	0.8
		$6,887.1	$8,992.3
Less debt issuance costs		(36.4)	(35.2)
		$6,850.7	$8,957.1
Less current portion		(922.9)	(890.2)
		$5,927.8	$8,066.9

(a)
Borrowings on the facility can be by way of prime loans, U.S. base-rate loans, LIBOR loans, bankers' acceptances, or letters of credit. Borrowings on the facility have fees and interest at rates relevant to the nature of the draw made.

(b)	Borrowings on the facility can be by way of U.S. base-rate loans, U.S. prime loans, LIBOR loans, or letters of credit.

(c)	The acquisition facility was repaid in full and canceled on February 1, 2019.

(d)	Borrowings on the facility can be by way of U.S. base-rate loans, U.S. prime loans, or LIBOR loans.

(e)	Commercial paper is supported by the availability of long-term committed credit facilities with maturity dates ranging from 2022 to 2024.

(f)	Certain MTNs have a floating rate per annum reset quarterly based on terms set forth in the prospectus supplement filed by WGL pursuant to Securities Act Rule 424 on November 27, 2017.

(g)	Floating rate per annum reset quarterly based on terms set forth in the prospectus filed by WGL pursuant to Securities Act Rule 424 on March 13, 2018.

(h)	Collateral for the U.S. dollar MTNs is certain SEMCO assets.

(i)
Collateral for the CINGSA Senior secured loan is certain CINGSA assets. Alaska Storage Holding Company, LLC, a subsidiary in which AltaGas has a controlling interest, is the non-recourse guarantor of this loan.

Other Credit Facilities

As at December 31, 2019, WGL held a US$250.0 million (December 31, 2018 - US$650.0 million) unsecured revolving credit facility. Draws on the facility can be by way of prime loans, U.S. base-rate loans, LIBOR loans, bankers’ acceptances, or letters of credit. There were no outstanding bank loans under this facility as at December 31, 2019 or December 31, 2018.

As at December 31, 2019, Washington Gas held a US$450.0 million (December 31, 2018 - US$350.0 million) unsecured revolving credit facility. Draws on the facility can be by way of prime loans, U.S. base-rate loans, LIBOR loans, bankers’ acceptances, or letters of credit. There were no outstanding bank loans under this facility as at December 31, 2019 or December 31, 2018.

WGL and Washington Gas use short-term debt in the form of commercial paper and advances under its syndicated bank credit facilities to fund seasonal cash requirements. Revolving committed credit facilities are maintained in an amount equal to or greater than the expected maximum commercial paper position. As at December 31, 2019, outstanding commercial paper classified as long-term debt totaled US$283.5 million (December 31, 2018 - $nil).